S-K 1602(a)(3) Forepart, Sponsor Compensation	Jan. 28, 2026 USD ($) $ / shares shares
Class A ordinary shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	300,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,000,000
Securities Issued or to be Issued, Shares (in Shares)	300,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 3,000,000
Class B ordinary shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	2,875,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Securities Issued or to be Issued, Shares (in Shares)	2,875,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.009
Underwriters’ over allotment-option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	375,000
Securities Issued or to be Issued, Shares (in Shares)	375,000